UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Amendment to filing dated November 26, 2008

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2007–September 30, 2008

Item 1: Reports to Shareholders

Vanguard Target Retirement Funds

Correction to the Annual Report dated September 30, 2008

On page 34, the pie chart should have shown the fund asset allocation as 37.1% Bonds, 62.9% Stocks.

© 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SQ3080 112008

>	The broad U.S. stock market retreated –21.2% in the fiscal year ended September 30, 2008, as a year-long credit crunch came to a head.

>	Helped by strong demand for U.S. Treasury securities, returns from the broad U.S. bond market were positive, providing a bit of a cushion for the Vanguard Target Retirement Funds.

>

For the 12 months, the returns for the six Target Retirement Funds in this report ranged from –4.2% for the most income-oriented fund to –17.6% for the 2025 fund, which has the highest allocation to equities.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Target Retirement Income Fund	8
Target Retirement 2005 Fund	17
Target Retirement 2010 Fund	26
Target Retirement 2015 Fund	34
Target Retirement 2020 Fund	43
Target Retirement 2025 Fund	51
Your Fund’s After-Tax Returns	62
About Your Fund’s Expenses	64
Glossary	66

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement Income Fund	VTINX	–4.2%
Target Income Composite Index[1]		–4.5
Target Income Composite Average[2]		–7.9

Vanguard Target Retirement 2005 Fund	VTOVX	–7.9%
Target 2005 Composite Index[1]		–8.0
Target 2005 Composite Average[2]		–11.2

Vanguard Target Retirement 2010 Fund	VTENX	–11.3%
Target 2010 Composite Index[1]		–11.3
Target 2010 Composite Average[2]		–14.3

Vanguard Target Retirement 2015 Fund	VTXVX	–13.7%
Target 2015 Composite Index[1]		–13.9
Target 2015 Composite Average[2]		–16.5

Vanguard Target Retirement 2020 Fund	VTWNX	–15.6%
Target 2020 Composite Index[1]		–15.8
Target 2020 Composite Average[2]		–18.1

Vanguard Target Retirement 2025 Fund	VTTVX	–17.6%
Target 2025 Composite Index[1]		–17.8
Target 2025 Composite Average[2]		–19.6

1 Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; and for short-term reserves, the Citigroup 3-Month Treasury Bill Index.

2 Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

For the fiscal year ended September 30, 2008, both domestic and international stocks suffered their worst losses since the bear market that ended in 2002. U.S. bond returns were modestly positive, providing a bit of counterbalance for the Target Retirement Funds, particularly those with larger weightings in bonds.

The six Target Retirement Funds included in this report all posted declines consistent with their respective asset allocations. The returns ranged from –4.2% for the Target Retirement Income Fund, which has the heaviest allocation to bonds, to –17.6% for the Target Retirement 2025 Fund, with its heavier weighting in stocks, particularly international equities.

Credit market turbulence weighed heavily on stock prices

Troubles simmering in the credit markets for much of the past year came to a boil at the end of the fiscal period, producing several high-profile bankruptcies and putting severe pressure on stock prices around the world. The broad U.S. stock market returned –21.2% for the 12 months ended September 30. In September alone, stock prices fell more than 9%. International stock markets were similarly disappointing, returning –30.0% for the full 12 months.

Policy-makers and elected officials, both in the United States and abroad, responded to the upheavals with dramatic new programs designed to help stabilize the credit markets. As participants struggled to make sense of the markets’ fast-changing dynamics, stock prices were exceptionally volatile, with daily ups and downs of 2 percentage points or more becoming commonplace.

U.S. Treasuries rallied in a nervous market

Nervousness in the stock market was echoed, and even amplified, in the bond market. For the 12 months, the broad U.S. bond market returned 3.7%, largely on the strength of Treasuries—investors’ security of choice in times of duress.

Corporate bonds generally produced negative returns for the period, coming under heavy selling pressure during investors’ flight to safety. Even the municipal market, made up of generally high-quality securities issued by states and municipalities, recorded a negative 12-month return.

The U.S. Federal Reserve Board responded to the turmoil with a dramatic easing of monetary policy. Over the full 12 months, the Fed reduced its target for the federal funds rate from 4.75% to 2.00%. On October 8, shortly after the close of the fiscal period, the Fed cut rates again, to 1.50%. The move was made in coordination with rate cuts by several other central banks.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–22.1%	0.1%	5.5%
Russell 2000 Index (Small-caps)	–14.5	1.8	8.1
Dow Jones Wilshire 5000 Index (Entire market)	–21.2	0.6	6.0
MSCI All Country World Index ex USA (International)	–30.0	3.1	11.8

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	3.7%	4.2%	3.8%
Lehman Municipal Bond Index	–1.9	1.9	2.8
Citigroup 3-Month Treasury Bill Index	2.6	4.0	3.1

CPI
Consumer Price Index	4.9%	3.2%	3.4%

Funds with higher bond allocations suffered less than the others

During the fiscal year, performance for the Vanguard Target Retirement Funds depended on where each fund stood on the retirement-year spectrum. The best return—although still negative—came from the Target Retirement Income Fund, which is designed for investors in or near retirement. It has the highest exposure to bonds and invests about 5% of its assets in a money market portfolio.

At the other end of the spectrum was the Target Retirement 2025 Fund, which has the most distant retirement date in this group. Consequently, it is the most aggressive of the six funds, with 15% of its assets in international stocks, 63% in U.S. stocks, and 22% in bonds as of September 30. Therefore, its return was the lowest, given the poor performance of stocks.

Each Target Retirement Fund includes a mix of Vanguard stock and bond funds (and in two cases a money market fund), with that mix calibrated according to the fund’s target maturity date. As the retirement date approaches, these mixes gradually shift to become more conservative, and more income-oriented.

The funds designed for investors in or closest to retirement—the Target Retirement Income Fund and the Target

Asset Allocations on September 30, 2008

			Short-Term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	42	56	2
2010	54	46	0
2015	63	37	0
2020	70	30	0
2025	78	22	0

1 As of September 30, 2008, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 6%, 8%, 11%, 12%, 14%, and 15% of assets, respectively.

2 Allocations do not change.

Retirement 2005 Fund—both hold some portion of their assets in Vanguard Prime Money Market Fund and Vanguard Inflation-Protected Securities Fund. The inclusion of these two funds is intended to provide shareholders with a combination of inflation protection and stability. The Inflation-Protected Securities Fund seeks to protect investors against the long-term effects of inflation by investing in bonds with a builtin inflation safeguard.

Over the 12 months, the worst performers among the underlying Vanguard funds represented in the Target Retirement portfolios were the international funds: Vanguard Emerging Markets Stock Index Fund (–32.7%), European Stock Index Fund (–30.0%), and Pacific Stock Index Fund (–27.3%). The Total Stock Market Index Fund, reflecting U.S. equities, returned –21.2%. On the other hand, modest gains were posted by Vanguard

Total Returns
Inception[1] through September 30, 2008
Average Annual
Total Return
Vanguard Target Retirement Income Fund	4.2%
Target Income Composite Index	4.2
Target Income Composite Average[2]	3.1
Vanguard Target Retirement 2005 Fund	4.4%
Target 2005 Composite Index	4.4
Target 2005 Composite Average[2]	3.3
Vanguard Target Retirement 2010 Fund	2.2%
Target 2010 Composite Index	2.2
Target 2010 Composite Average[2]	0.1
Vanguard Target Retirement 2015 Fund	4.6%
Target 2015 Composite Index	4.6
Target 2015 Composite Average[2]	3.5
Vanguard Target Retirement 2020 Fund	1.2%
Target 2020 Composite Index	1.1
Target 2020 Composite Average[2]	–0.7
Vanguard Target Retirement 2025 Fund	4.7%
Target 2025 Composite Index	4.6
Target 2025 Composite Average[2]	3.7

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 For the Income, 2005, 2015, and 2025 Funds, inception was October 27, 2003; for the 2010 and 2020 Funds, inception was June 7, 2006.

2 Derived from data provided by Lipper Inc.

Total Bond Market Index Fund (+3.8%) and the Inflation-Protected Securities Fund (+6.2%). The Prime Money Market Fund provided a return of 3.4%.

Low expenses provide a cost-efficient investment

To accomplish their mission of providing broadly diversified investments across asset classes in a mix that becomes more conservative over time, the Target Retirement Funds invest primarily in cost-efficient Vanguard index funds that seek to capture the returns of the broad stock and bond markets.

The funds have provided competitive performance since their inception, as you can see in the table on page 5. The return of each of the Target Retirement Funds falls within 0.1 percentage point of the performance of its composite benchmark index, which reflects market performance without operating costs subtracted. And each fund’s return has outperformed an appropriate composite average based on mutual-fund peer groups.

Over time, the low costs of the Vanguard Target Retirement Funds have provided a distinct advantage. For a look at how the funds’ costs compare with the composite average expenses of peers, please see the table below.

Still a smart way to help keep your retirement plan on track

There’s no doubt the past year has been unsettling for investors. While we cannot predict what will happen in the markets

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.19%	1.11%
2005	0.19	1.16
2010	0.20	1.22
2015	0.19	1.27
2020	0.20	1.29
2025	0.19	1.32

1 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses were 0.19% for the Target Retirement Income Fund, 0.18% for the 2005 Fund, 0.19% for the 2010 Fund, 0.18% for the 2015 Fund, 0.19% for the 2020 Fund, and 0.18% for the 2025 Fund.

2 Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the returns of the average comparable mutual funds for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

in the future, experienced investors know we have navigated through stormy times before. Through good times and bad, investors who have been in the market over several decades have experienced the benefits of sticking with a long-term investment program, particularly one that relies on a diversified, carefully constructed mix of stock, bond, and money market investments suited to one’s personal goals, time horizon, and tolerance for risk.

As we’ve seen in the past year, even a highly diversified strategy doesn’t prevent sharp losses during times of widespread market turmoil. Over time, however, the principles of broad diversification, careful balance, and low costs have been powerful allies for retirement investors. By investing in a Target Retirement Fund, you have chosen an investment that is designed for your time horizon and is managed to help you meet your needs for a lifetime.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

October 13, 2008

Your Fund’s Performance at a Glance
September 30, 2007–September 30, 2008

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
Income	$11.08	$10.19	$0.439	$0.000	4.28%
2005	12.31	10.99	0.380	0.000	4.03
2010	23.54	20.47	0.460	0.000	3.70
2015	13.49	11.34	0.340	0.000	3.41
2020	24.15	20.03	0.410	0.000	3.22
2025	14.26	11.49	0.310	0.000	3.03

Target Retirement Income Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	4.3%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	45.1%
Total Stock Market Index Fund	24.2
Inflation-Protected Securities Fund	19.9
Prime Money Market Fund	5.2
European Stock Index Fund	3.1
Pacific Stock Index Fund	1.4
Emerging Markets Stock Index Fund	1.1

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement Income Fund invests. The Target Retirement Income Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.19%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement Income Fund[2]	–4.23%	4.24%	$12,268
Lehman U.S. Aggregate Bond Index	3.65	4.04	12,156
Target Income Composite Index[3]	–4.49	4.24	12,268
Target Income Composite Average[4]	–7.91	3.08	11,613

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target Income Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average fixed income fund, average general equity fund, average Treasury inflation protected securities fund, average money market fund, average international fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Target Retirement Income Fund

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2008
				Target
				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	3.3%	2.9%	6.2%	6.3%
2005	2.1	3.6	5.7	5.8
2006	0.1	4.3	4.4	4.5
2007	5.3	4.1	9.4	9.3
2008	–8.0	3.8	–4.2	–4.5

1 Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.2%)
Vanguard Total Stock Market Index Fund Investor Shares	17,413,487	494,891

International Stock Funds (5.6%)
Vanguard European Stock Index Fund Investor Shares	2,250,461	63,260
Vanguard Pacific Stock Index Fund Investor Shares	3,009,196	29,280
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,071,378	23,195

Bond Funds (65.0%)
Vanguard Total Bond Market Index Fund Investor Shares	93,400,281	921,861
Vanguard Inflation-Protected Securities Fund Investor Shares	33,970,226	407,643

Money Market Fund (5.2%)
Vanguard Prime Money Market Fund Investor Shares	105,922,330	105,922
Total Investment Companies (Cost $2,148,988)		2,046,052
Other Assets and Liabilities (0.0%)
Other Assets		18,531
Liabilities		(18,388)
		143
Net Assets (100%)
Applicable to 200,755,665 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,046,195
Net Asset Value Per Share		$10.19

At September 30, 2008, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,156,516
Undistributed Net Investment Income		1,697
Accumulated Net Realized Losses		(9,082)
Unrealized Appreciation (Depreciation)		(102,936)
Net Assets		2,046,195

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	73,806
Net Investment Income—Note B	73,806
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(4,008)
Realized Net Gain (Loss)	(4,008)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(166,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,593)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,806	41,580
Realized Net Gain (Loss)	(4,008)	373
Change in Unrealized Appreciation (Depreciation)	(166,391)	50,792
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,593)	92,745
Distributions
Net Investment Income	(74,307)	(40,667)
Realized Capital Gain	—	—
Total Distributions	(74,307)	(40,667)
Capital Share Transactions
Issued	1,279,636	676,276
Issued in Lieu of Cash Distributions	69,952	37,472
Redeemed	(468,082)	(251,865)
Net Increase (Decrease) from Capital Share Transactions	881,506	461,883
Total Increase (Decrease)	710,606	513,961
Net Assets
Beginning of Period	1,335,589	821,628
End of Period[1]	2,046,195	1,335,589

1 Net Assets—End of Period includes undistributed net investment income of $1,697,000 and $2,198,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Financial Highlights

					Sept. 1,	Oct. 27,
					2004, to	2003[2] to
For a Share Outstanding	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.08	$10.52	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.427	.430[3]	.439[3]	.399[3]	.060	.235
Capital Gain Distributions Received	—	—	.003[3]	.022[3]	—	.015
Net Realized and Unrealized Gain (Loss)
on Investments	(.878)	.540	.003	.163	(.010)	.310
Total from Investment Operations	(.451)	.970	.445	.584	.050	.560
Distributions
Dividends from Net Investment Income	(.439)	(.410)	(.430)	(.370)	(.080)	(.205)
Distributions from Realized Capital Gains	—	—	(.015)	(.004)	—	(.015)
Total Distributions	(.439)	(.410)	(.445)	(.374)	(.080)	(.220)
Net Asset Value, End of Period	$10.19	$11.08	$10.52	$10.52	$10.31	$10.34

Total Return[4]	–4.23%	9.36%	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,046	$1,336	$822	$677	$315	$297
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	4.11%	4.03%	4.21%	3.80%	3.96%[6]	3.62%[6]
Portfolio Turnover Rate	14%	3%	22%	0%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.19%.

6 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $1,709,000 of ordinary income available for distribution. The fund had available realized losses of $4,561,000 to offset future net capital gains through September 30, 2015.

At September 30, 2008, the cost of investment securities for tax purposes was $2,153,521,000. Net unrealized depreciation of investment securities for tax purposes was $107,469,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2008, the fund purchased $1,136,485,000 of investment securities and sold $254,581,000 of investment securities, other than temporary cash investments.

Target Retirement Income Fund

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	116,714	62,175
Issued in Lieu of Cash Distributions	6,507	3,453
Redeemed	(42,975)	(23,195)
Net Increase (Decrease) in Shares Outstanding	80,246	42,433

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2005 Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	4.0%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	41.9%
Total Stock Market Index Fund	33.4
Inflation-Protected Securities Fund	14.2
European Stock Index Fund	4.6
Prime Money Market Find	2.3
Pacific Stock Index Fund	2.0
Emerging Markets Stock Index Fund	1.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2005 Fund invests. The Target Retirement 2005 Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.18%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2005 Fund[2]	–7.89%	4.43%	$12,384
Dow Jones Wilshire 5000 Index	–21.20	5.29	12,893
Target 2005 Composite Index[3]	–7.99	4.44	12,385
Target 2005 Composite Average[4]	–11.16	3.31	11,738

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target 2005 Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average fixed income fund, average general equity fund, average Treasury inflation protected securities fund, average international fund, average money market fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Target Retirement 2005 Fund

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2008
				Target
				2005
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	6.6%	0.6%	7.2%	7.3%
2005	4.6	2.4	7.0	7.1
2006	2.2	2.9	5.1	5.2
2007	8.2	3.4	11.6	11.3
2008	–10.7	2.8	–7.9	–8.0

1 Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Funds (33.4%)
Vanguard Total Stock Market Index Fund Investor Shares	20,473,919	581,869
Vanguard Total Stock Market ETF	146,512	8,678

International Stock Funds (8.2%)
Vanguard European Stock Index Fund Investor Shares	2,879,615	80,946
Vanguard Pacific Stock Index Fund Investor Shares	3,668,266	35,692
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,288,881	27,904

Bond Funds (56.3%)
Vanguard Total Bond Market Index Fund Investor Shares	75,305,391	743,264
Vanguard Inflation-Protected Securities Fund Investor Shares	20,974,789	251,698

Money Market Fund (2.3%)
Vanguard Prime Money Market Fund Investor Shares	39,871,799	39,872
Total Investment Companies (Cost $1,862,046)		1,769,923
Other Assets and Liabilities (–0.2%)
Other Assets		19,790
Liabilities		(22,762)
		(2,972)
Net Assets (100%)
Applicable to 160,821,189 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,766,951
Net Asset Value Per Share		$10.99

At September 30, 2008, net assets consisted of:
		Amount
		($000)
Paid-in Capital		1,822,751
Undistributed Net Investment Income		47,138
Accumulated Net Realized Losses		(10,815)
Unrealized Appreciation (Depreciation)		(92,123)
Net Assets		1,766,951

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	63,474
Net Investment Income—Note B	63,474
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(5,945)
Realized Net Gain (Loss)	(5,945)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(206,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,079)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,474	42,868
Realized Net Gain (Loss)	(5,945)	1,349
Change in Unrealized Appreciation (Depreciation)	(206,608)	84,706
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,079)	128,923
Distributions
Net Investment Income	(49,631)	(31,941)
Realized Capital Gain	—	—
Total Distributions	(49,631)	(31,941)
Capital Share Transactions
Issued	902,990	683,917
Issued in Lieu of Cash Distributions	48,860	31,382
Redeemed	(459,171)	(296,270)
Net Increase (Decrease) from Capital Share Transactions	492,679	419,029
Total Increase (Decrease)	293,969	516,011
Net Assets
Beginning of Period	1,472,982	956,971
End of Period[1]	1,766,951	1,472,982

1 Net Assets—End of Period includes undistributed net investment income of $47,138,000 and $33,295,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Financial Highlights

					Sept. 1,	Oct. 27,
					2004, to	2003[2] to
For a Share Outstanding	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.31	$11.38	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.439[3]	.420[3]	.408[3]	.388[3]	.050	.185
Capital Gain Distributions Received	—	—	.002[3]	.015[3]	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	(1.379)	.870	.149	.331	.020	.450
Total from Investment Operations	(.940)	1.290	.559	.734	.070	.645
Distributions
Dividends from Net Investment Income	(.380)	(.360)	(.310)	(.240)	—	(.055)
Distributions from Realized Capital Gains	—	—	(.009)	(.004)	—	(.010)
Total Distributions	(.380)	(.360)	(.319)	(.244)	—	(.065)
Net Asset Value, End of Period	$10.99	$12.31	$11.38	$11.14	$10.65	$10.58

Total Return[4]	–7.89%	11.56%	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,767	$1,473	$957	$651	$237	$219
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.71%	3.56%	3.68%	3.57%	3.57%[6]	3.31%[6]
Portfolio Turnover Rate	21%	6%	19%	4%	0%	2%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.18%.

6 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $47,131,000 of ordinary income available for distribution. The fund had available realized losses of $5,576,000 to offset future net capital gains of $4,417,000 through September 30, 2015, and $1,159,000 through September 30, 2017.

At September 30, 2008, the cost of investment securities for tax purposes was $1,867,277,000. Net unrealized depreciation of investment securities for tax purposes was $97,354,000, consisting of unrealized gains of $319,000 on securities that had risen in value since their purchase and $97,673,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2005 Fund

D. During the year ended September 30, 2008, the fund purchased $874,685,000 of investment securities and sold $365,961,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	76,093	57,990
Issued in Lieu of Cash Distributions	4,078	2,729
Redeemed	(39,032)	(25,100)
Net Increase (Decrease) in Shares Outstanding	41,139	35,619

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2010 Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	3.7%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	43.4%
Total Bond Market Index Fund	39.9
European Stock Index Fund	5.8
Inflation-Protected Securities Fund	6.1
Pacific Stock Index Fund	2.7
Emerging Markets Stock Index Fund	2.1

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2010 Fund invests. The Target Retirement 2010 Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.19%.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2010 Fund[2]	–11.30%	2.24%	$10,525
Dow Jones Wilshire 5000 Index	–21.20	–1.03	9,762
Target 2010 Composite Index[3]	–11.33	2.16	10,508
Target 2010 Composite Average[4]	–14.27	0.07	10,017

Fiscal-Year Total Returns (%): June 7, 2006[1]–September 30, 2008
				Target
				2010
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	5.1%	0.0%	5.1%	5.0%
2007	12.0	1.0	13.0	12.9
2008	–13.0	1.7	–11.3	–11.3

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: June 7, 2006.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target 2010 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target 2010 Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average general equity fund, average fixed income fund, average international fund, average Treasury inflation protected securities fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (43.4%)
Vanguard Total Stock Market Index Fund Investor Shares	39,217,520	1,114,562

International Stock Funds (10.6%)
Vanguard European Stock Index Fund Investor Shares	5,303,307	149,076
Vanguard Pacific Stock Index Fund Investor Shares	7,096,607	69,050
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,550,995	55,229

Bond Funds (46.1%)
Vanguard Total Bond Market Index Fund Investor Shares	103,999,273	1,026,473
Vanguard Inflation-Protected Securities Fund Investor Shares	12,996,752	155,961
Total Investment Companies (Cost $2,880,849)		2,570,351
Other Assets and Liabilities (–0.1%)
Other Assets		27,247
Liabilities		(30,889)
		(3,642)
Net Assets (100%)
Applicable to 125,407,828 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,566,709
Net Asset Value Per Share		$20.47

At September 30, 2008, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,832,285
Undistributed Net Investment Income		53,920
Accumulated Net Realized Losses		(8,998)
Unrealized Appreciation (Depreciation)		(310,498)
Net Assets		2,566,709

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	72,341
Net Investment Income—Note B	72,341
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(9,018)
Realized Net Gain (Loss)	(9,018)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(356,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(293,132)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,341	20,078
Realized Net Gain (Loss)	(9,018)	23
Change in Unrealized Appreciation (Depreciation)	(356,455)	44,637
Net Increase (Decrease) in Net Assets Resulting from Operations	(293,132)	64,738
Distributions
Net Investment Income	(36,684)	(2,109)
Realized Capital Gain	—	—
Total Distributions	(36,684)	(2,109)
Capital Share Transactions
Issued	2,079,645	1,301,181
Issued in Lieu of Cash Distributions	36,584	2,103
Redeemed	(517,140)	(143,478)
Net Increase (Decrease) from Capital Share Transactions	1,599,089	1,159,806
Total Increase (Decrease)	1,269,273	1,222,435
Net Assets
Beginning of Period	1,297,436	75,001
End of Period[1]	2,566,709	1,297,436

1 Net Assets—End of Period includes undistributed net investment income of $53,920,000 and $18,263,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Financial Highlights

			June 7,
	Year Ended		2006[1] to
		September 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$23.54	$21.01	$20.00
Investment Operations
Net Investment Income	.744[2]	.730[2]	.230[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.354)	1.980	.780
Total from Investment Operations	(2.610)	2.710	1.010
Distributions
Dividends from Net Investment Income	(.460)	(.180)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.460)	(.180)	—
Net Asset Value, End of Period	$20.47	$23.54	$21.01

Total Return[3]	–11.30%	12.96%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,567	$1,297	$75
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.34%	3.26%	2.89%[5]
Portfolio Turnover Rate	18%	4%	4%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 The acquired fund fees and expenses were 0.19%.

5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $53,940,000 of ordinary income available for distribution. The fund had available realized losses of $1,423,000 to offset future net capital gains through September 30, 2017.

At September 30, 2008, the cost of investment securities for tax purposes was $2,888,444,000. Net unrealized depreciation of investment securities for tax purposes was $318,093,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2008, the fund purchased $2,035,954,000 of investment securities and sold $397,392,000 of investment securities, other than temporary cash investments.

Target Retirement 2010 Fund

E. Capital shares issued and redeem

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	92,025	57,778
Issued in Lieu of Cash Distributions	1,589	96
Redeemed	(23,324)	(6,326)
Net Increase (Decrease) in Shares Outstanding	70,290	51,548

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2015 Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	3.4%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	50.5%
Total Bond Market Index Fund	37.1
European Stock Index Fund	6.7
Pacific Stock Index Fund	3.1
Emerging Markets Stock Index Fund	2.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2015 Fund invests. The Target Retirement 2015 Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.18%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2015 Fund[2]	–13.75%	4.62%	$12,489
Dow Jones Wilshire 5000 Index	–21.20	5.29	12,893
Target 2015 Composite Index[3]	–13.89	4.60	12,482
Target 2015 Composite Average[4]	–16.53	3.52	11,858

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target 2015 Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average general equity fund, average fixed income fund, average international fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Target Retirement 2015 Fund

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2008
				Target
				2015
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[1]
2004	7.4%	0.6%	8.0%	8.0%
2005	7.5	1.9	9.4	9.5
2006	4.9	2.3	7.2	7.3
2007	11.5	2.8	14.3	14.2
2008	–15.9	2.2	–13.7	–13.9

1 Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (50.5%)
Vanguard Total Stock Market Index Fund Investor Shares	137,853,199	3,917,788
Vanguard Total Stock Market ETF	425,882	25,225

International Stock Funds (12.4%)
Vanguard European Stock Index Fund Investor Shares	18,578,778	522,249
Vanguard Pacific Stock Index Fund Investor Shares	24,927,742	242,547
Vanguard Emerging Markets Stock Index Fund Investor Shares	9,346,968	202,362

Bond Fund (37.2%)
Vanguard Total Bond Market Index Fund Investor Shares	293,963,388	2,901,419
Total Investment Companies (Cost $8,463,945)		7,811,590
Other Assets and Liabilities (–0.1%)
Other Assets		64,022
Liabilities		(72,087)
		(8,065)
Net Assets (100%)
Applicable to 687,843,403 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,803,525
Net Asset Value Per Share		$11.34

At September 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	8,350,566
Undistributed Net Investment Income	157,589
Accumulated Net Realized Losses	(52,275)
Unrealized Appreciation (Depreciation)	(652,355)
Net Assets	7,803,525

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	228,895
Net Investment Income—Note B	228,895
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(35,964)
Realized Net Gain (Loss)	(35,964)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,349,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,156,791)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	228,895	151,696
Realized Net Gain (Loss)	(35,964)	182
Change in Unrealized Appreciation (Depreciation)	(1,349,722)	505,907
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,156,791)	657,785
Distributions
Net Investment Income	(181,936)	(104,720)
Realized Capital Gain	—	—
Total Distributions	(181,936)	(104,720)
Capital Share Transactions
Issued	3,567,141	2,889,953
Issued in Lieu of Cash Distributions	181,232	104,087
Redeemed	(1,224,652)	(648,837)
Net Increase (Decrease) from Capital Share Transactions	2,523,721	2,345,203
Total Increase (Decrease)	1,184,994	2,898,268
Net Assets
Beginning of Period	6,618,531	3,720,263
End of Period[1]	7,803,525	6,618,531

1 Net Assets—End of Period includes undistributed net investment income of $157,589,000 and $110,630,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Financial Highlights

					Sept. 1,	Oct. 27,
					2004, to	2003[2] to
For a Share Outstanding	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.49	$12.10	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.380[3]	.380[3]	.356[3]	.346[3]	.030	.160
Capital Gain Distributions Received	—	—	—	.004[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(2.190)	1.320	.466	.652	.080	.530
Total from Investment Operations	(1.810)	1.700	.822	1.002	.110	.690
Distributions
Dividends from Net Investment Income	(.340)	(.310)	(.260)	(.200)	—	(.060)
Distributions from Realized Capital Gains	—	—	(.002)	(.002)	—	—
Total Distributions	(.340)	(.310)	(.262)	(.202)	—	(.060)
Net Asset Value, End of Period	$11.34	$13.49	$12.10	$11.54	$10.74	$10.63

Total Return[4]	–13.75%	14.25%	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$7,804	$6,619	$3,720	$1,804	$470	$427
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%	2.93%	3.04%	3.11%	2.85%[6]	2.69%[6]
Portfolio Turnover Rate	24%	5%	15%	1%	0%	1%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.18%.

6 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $157,655,000 of ordinary income available for distribution. The fund had available realized losses of $18,548,000 to offset future net capital gains of $15,574,000 through September 30, 2015, and $2,974,000 through September 30, 2017.

At September 30, 2008, the cost of investment securities for tax purposes was $8,497,739,000. Net unrealized depreciation of investment securities for tax purposes was $686,149,000, consisting of unrealized gains of $1,542,000 on securities that had risen in value since their purchase and $687,691,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. During the year ended September 30, 2008, the fund purchased $4,433,889,000 of investment securities and sold $1,850,896,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	282,206	225,167
Issued in Lieu of Cash Distributions	13,888	8,327
Redeemed	(98,726)	(50,427)
Net Increase (Decrease) in Shares Outstanding	197,368	183,067

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2020 Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	3.2%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	56.5%
Total Bond Market Index Fund	29.5
European Stock Index Fund	7.6
Pacific Stock Index Fund	3.5
Emerging Markets Stock Index Fund	2.9

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2020 Fund invests. The Target Retirement 2020 Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.19%.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2020 Fund[2]	–15.61%	1.19%	$10,277
Dow Jones Wilshire 5000 Index	–21.20	–1.03	9,762
Target 2020 Composite Index[3]	–15.84	1.10	10,257
Target 2020 Composite Average[4]	–18.10	–0.73	9,832

Fiscal-Year Total Returns (%): June 7, 2006[1]–September 30, 2008
				Target
				2020
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	5.7%	0.0%	5.7%	5.7%
2007	14.2	1.0	15.2	15.3
2008	–17.1	1.5	–15.6	–15.8

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: June 7, 2006.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target 2020 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target 2020 Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average general equity fund, average fixed income fund, average international fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (56.5%)
Vanguard Total Stock Market Index Fund Investor Shares	76,671,101	2,178,993

International Stock Funds (14.0%)
Vanguard European Stock Index Fund Investor Shares	10,474,123	294,428
Vanguard Pacific Stock Index Fund Investor Shares	13,776,762	134,048
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,242,133	113,492

Bond Fund (29.5%)
Vanguard Total Bond Market Index Fund Investor Shares	115,388,474	1,138,884
Total Investment Companies (Cost $4,433,138)		3,859,845
Other Assets and Liabilities (0.0%)
Other Assets		31,040
Liabilities		(31,888)
		(848)
Net Assets (100%)
Applicable to 192,661,349 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,858,997
Net Asset Value Per Share		$20.03

At September 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	4,379,828
Undistributed Net Investment Income	61,901
Accumulated Net Realized Losses	(9,439)
Unrealized Appreciation (Depreciation)	(573,293)
Net Assets	3,858,997

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	84,945
Net Investment Income—Note B	84,945
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(9,462)
Realized Net Gain (Loss)	(9,462)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(655,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,772)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,945	22,355
Realized Net Gain (Loss)	(9,462)	24
Change in Unrealized Appreciation (Depreciation)	(655,255)	79,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(579,772)	102,155
Distributions
Net Investment Income	(42,617)	(3,141)
Realized Capital Gain	—	—
Total Distributions	(42,617)	(3,141)
Capital Share Transactions
Issued	3,161,786	1,602,760
Issued in Lieu of Cash Distributions	42,557	3,137
Redeemed	(441,547)	(103,496)
Net Increase (Decrease) from Capital Share Transactions	2,762,796	1,502,401
Total Increase (Decrease)	2,140,407	1,601,415
Net Assets
Beginning of Period	1,718,590	117,175
End of Period[1]	3,858,997	1,718,590

1 Net Assets—End of Period includes undistributed net investment income of $61,901,000 and $19,573,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Financial Highlights

			June 7,
	Year Ended		2006[1] to
	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$24.15	$21.14	$20.00
Investment Operations
Net Investment Income	.619[2]	.600[2]	.190[2]
Capital Gain Distributions Received	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(4.329)	2.600	.950
Total from Investment Operations	(3.710)	3.200	1.140
Distributions
Dividends from Net Investment Income	(.410)	(.190)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.410)	(.190)	—
Net Asset Value, End of Period	$20.03	$24.15	$21.14

Total Return[3]	–15.61%	15.21%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,859	$1,719	$117
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.61%	2.24%[5]
Portfolio Turnover Rate	15%	4%	2%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 The acquired fund fees and expenses were 0.19%.

5 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $61,923,000 of ordinary income available for distribution. The fund had available realized losses of $320,000 to offset future net capital gains through September 30, 2017.

At September 30, 2008, the cost of investment securities for tax purposes was $4,442,279,000. Net unrealized depreciation of investment securities for tax purposes was $582,434,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2008, the fund purchased $3,266,310,000 of investment securities and sold $458,489,000 of investment securities, other than temporary cash investments.

Target Retirement 2020 Fund

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	139,639	69,925
Issued in Lieu of Cash Distributions	1,813	141
Redeemed	(19,939)	(4,461)
Net Increase (Decrease) in Shares Outstanding	121,513	65,605

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2025 Fund

Fund Profile

As of September 30, 2008

Financial Attributes

Yield[1]	3.0%
Acquired Fund Fees and Expenses
(9/30/2007)[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	62.5%
Total Bond Market Index Fund	22.1
European Stock Index Fund	8.4
Pacific Stock Index Fund	3.8
Emerging Markets Stock Index Fund	3.2

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated January 25, 2008—represents a weighted average of the annualized expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2025 Fund invests. The Target Retirement 2025 Fund does not charge any expenses or fees of its own. For the fiscal year ended September 30, 2008, the acquired fund fees and expenses was 0.18%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2025 Fund[2]	–17.61%	4.67%	$12,523
Dow Jones Wilshire 5000 Index	–21.20	5.29	12,893
Target 2025 Composite Index[3]	–17.77	4.64	12,502
Target 2025 Composite Average[4]	–19.64	3.65	11,932

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

4 Target 2025 Composite Average: Derived by applying the fund’s target allocation to the following peer-group averages: the average general equity fund, average fixed income fund, average international fund, and average emerging markets fund. Derived from data provided by Lipper Inc.

Target Retirement 2025 Fund

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2008
				Target
				2025
Fiscal	Capital	Income	Total	Composite[1]
Year	Return	Return	Return	Index
2004	8.2%	0.6%	8.8%	8.7%
2005	9.1	1.7	10.8	11.0
2006	6.0	2.2	8.2	8.3
2007	14.0	2.5	16.5	16.4
2008	–19.4	1.8	–17.6	–17.8

1 Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Lehman U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: See Financial Highlights table for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (62.4%)
Vanguard Total Stock Market Index Fund Investor Shares	169,098,609	4,805,783
Vanguard Total Stock Market ETF	742,584	43,983

International Stock Funds (15.5%)
Vanguard European Stock Index Fund Investor Shares	23,198,008	652,096
Vanguard Pacific Stock Index Fund Investor Shares	30,743,774	299,137
Vanguard Emerging Markets Stock Index Fund Investor Shares	11,642,479	252,060

Bond Fund (22.1%)
Vanguard Total Bond Market Index Fund Investor Shares	174,165,268	1,719,011
Total Investment Companies (Cost $8,535,058)		7,772,070
Other Assets and Liabilities (0.0%)
Other Assets		49,300
Liabilities		(51,892)
		(2,592)
Net Assets (100%)
Applicable to 675,993,201 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,769,478
Net Asset Value Per Share		$11.49

At September 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	8,455,979
Undistributed Net Investment Income	126,495
Accumulated Net Realized Losses	(50,008)
Unrealized Appreciation (Depreciation)	(762,988)
Net Assets	7,769,478

•	See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Operations

Year Ended
September 30, 2008
($000)
Investment Income
Income
Income Distributions Received	197,015
Net Investment Income—Note B	197,015
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(21,723)
Realized Net Gain (Loss)	(21,723)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,673,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,498,127)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	197,015	130,000
Realized Net Gain (Loss)	(21,723)	747
Change in Unrealized Appreciation (Depreciation)	(1,673,419)	647,918
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,498,127)	778,665
Distributions
Net Investment Income	(159,322)	(99,473)
Realized Capital Gain	—	—
Total Distributions	(159,322)	(99,473)
Capital Share Transactions
Issued	3,447,494	2,514,282
Issued in Lieu of Cash Distributions	158,878	99,047
Redeemed	(900,232)	(528,787)
Net Increase (Decrease) from Capital Share Transactions	2,706,140	2,084,542
Total Increase (Decrease)	1,048,691	2,763,734
Net Assets
Beginning of Period	6,720,787	3,957,053
End of Period[1]	7,769,478	6,720,787

1 Net Assets—End of Period includes undistributed net investment income of $126,495,000 and $88,802,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Financial Highlights

					Sept. 1,	Oct. 27,
					2004, to	2003[2] to
For a Share Outstanding	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$14.26	$12.51	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.307	.300	.321[3]	.320[3]	.020	.130
Capital Gain Distributions Received	—	—	—	.003[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(2.767)	1.740	.630	.839	.110	.620
Total from Investment Operations	(2.460)	2.040	.951	1.162	.130	.750
Distributions
Dividends from Net Investment Income	(.310)	(.290)	(.240)	(.180)	—	(.060)
Distributions from Realized Capital Gains	—	—	(.001)	(.002)	—	—
Total Distributions	(.310)	(.290)	(.241)	(.182)	—	(.060)
Net Asset Value, End of Period	$11.49	$14.26	$12.51	$11.80	$10.82	$10.69

Total Return[4]	–17.61%	16.51%	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,769	$6,721	$3,957	$1,968	$495	$453
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.43%	2.66%	2.84%	2.55%[6]	2.33%[6]
Portfolio Turnover Rate	17%	4%	22%	2%	0%	3%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Inception.

3 Calculated based on average shares outstanding.

4 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.18%.

6 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended September 30, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2008, the fund had $126,557,000 of ordinary income available for distribution. The fund had available realized losses of $28,071,000 to offset future net capital gains of $27,716,000 through September 30, 2015, and $355,000 through September 30, 2017.

At September 30, 2008, the cost of investment securities for tax purposes was $8,557,056,000. Net unrealized depreciation of investment securities for tax purposes was $784,986,000, consisting of unrealized gains of $1,270,000 on securities that had risen in value since their purchase and $786,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. During the year ended September 30, 2008, the fund purchased $4,054,617,000 of investment securities and sold $1,299,848,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	262,709	186,702
Issued in Lieu of Cash Distributions	11,563	7,567
Redeemed	(69,696)	(39,196)
Net Increase (Decrease) in Shares Outstanding	204,576	155,073

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At September 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard Target Retirement

Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund (the “Funds”) at September 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 19, 2008

Special 2008 tax information (unaudited) for Vanguard Target Retirement Funds

This information for the fiscal year ended September 30, 2008, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Target Retirement Income Fund	9,435
Target Retirement 2005 Fund	10,954
Target Retirement 2010 Fund	12,770
Target Retirement 2015 Fund	70,391
Target Retirement 2020 Fund	21,632
Target Retirement 2025 Fund	89,236

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Target Retirement Income Fund	10.7%
Target Retirement 2005 Fund	16.4
Target Retirement 2010 Fund	24.2
Target Retirement 2015 Fund	30.2
Target Retirement 2020 Fund	37.8
Target Retirement 2025 Fund	43.3

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2008. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard Target Retirement Funds[1]
Periods Ended September 30, 2008
	One	Since
	Year	Inception[2]
Target Retirement Income Fund
Returns Before Taxes	–4.23%	4.24%
Returns After Taxes on Distributions	–5.48	2.97
Returns After Taxes on Distributions and Sale of Fund Shares	–2.62	2.93

Target Retirement 2005 Fund
Returns Before Taxes	–7.89%	4.43%
Returns After Taxes on Distributions	–8.76	3.66
Returns After Taxes on Distributions and Sale of Fund Shares	–4.94	3.41

Target Retirement 2010 Fund
Returns Before Taxes	–11.30%	2.24%
Returns After Taxes on Distributions	–11.79	1.90
Returns After Taxes on Distributions and Sale of Fund Shares	–7.17	1.76

1 Total returns do not include the account service fee that my be applicable to certain accounts with balances below $10,000.

2 For the Income and 2005 Funds, October 27, 2003; for the 2010 Fund, June 7, 2006.

	One	Since
	Year	Inception[1]
Target Retirement 2015 Fund
Returns Before Taxes	–13.75%	4.62%
Returns After Taxes on Distributions	–14.34	4.05
Returns After Taxes on Distributions and Sale of Fund Shares	–8.68	3.71

Target Retirement 2020 Fund
Returns Before Taxes	–15.61%	1.19%
Returns After Taxes on Distributions	–15.97	0.91
Returns After Taxes on Distributions and Sale of Fund Shares	–9.94	0.94

Target Retirement 2025 Fund
Returns Before Taxes	–17.61%	4.67%
Returns After Taxes on Distributions	–18.04	4.21
Returns After Taxes on Distributions and Sale of Fund Shares	–11.15	3.84

1 For the 2015 and 2025 Funds, October 27, 2003; for the 2020 Fund, June 7, 2006.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	3/31/2008	9/30/2008	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$949.11	$0.93
2005	1,000.00	937.71	0.87
2010	1,000.00	925.41	0.87
2015	1,000.00	915.99	0.86
2020	1,000.00	908.39	0.86
2025	1,000.00	899.77	0.81
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,024.12	$0.96
2005	1,000.00	1,024.17	0.91
2010	1,000.00	1,024.17	0.91
2015	1,000.00	1,024.17	0.91
2020	1,000.00	1,024.17	0.91
2025	1,000.00	1,024.22	0.86

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense ratios for that period are (in order as listed from top to bottom above) 0.19%, 0.18%, 0.18%, 0.18%, 0.18%, and 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group
156 Vanguard Funds Overseen	and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Chief Financial Officer	Treasurer of each of the investment companies served by The Vanguard Group; Chief
Since September 2008	Financial Officer of each of the investment companies served by The Vanguard
Treasurer Since July 1998	Group since 2008.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3080 112008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended September 30, 2008: $168,000

Fiscal Year Ended September 30, 2007: $170,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2008: $3,055,590

Fiscal Year Ended September 30, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended September 30, 2008: $626,240

Fiscal Year Ended September 30, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended September 30, 2008: $230,400

Fiscal Year Ended September 30, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended September 30, 2008: $0

Fiscal Year Ended September 30, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2008: $230,400

Fiscal Year Ended September 30, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.